Shareholders' Equity (Details)						12 Months Ended
	May 13, 2021	Jun. 30, 2020 item $ / shares shares	Jun. 29, 2020 USD ($) $ / shares $ / item shares	Jun. 29, 2020 CAD ($) $ / item shares	Dec. 31, 2018 item	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 $ / shares	Jun. 29, 2020 $ / shares
Stockholder's Equity
Share capital | $						$ 57,408,000
Number of classes of common stock outstanding | item					1
Reverse stock split	0.25
Proceeds from issuance of common shares | $								$ 19,189,000
Number of shares issued for each warrant			1
Term of warrants			12 months	12 months
Exercise price of warrants | $ / shares										$ 6.40
Number of warrants exercised								13,559,300
Number of shares issued on exercise of warrants			27,678,826
Proceeds from exercise of warrants | $						$ 17,474,000		$ 1,641,000
Private Placement
Stockholder's Equity
Pre-consolidation units issued			27,678,826	27,678,826
Pre-consolidation shares			27,678,826	27,678,826
Post consolidation shares			6,919,706	6,919,706
Warrants issued			27,678,826	27,678,826
Pre-consolidation price | $ / item			1.15	1.15
Proceeds from issuance of common shares			$ 23,462,000	$ 31,831,000
Number of pre-consolidation common share in each unit			1	1
Number of warrants in each unit			0.5	0.5
Number of common share warrants			13,839,413	13,839,413
Fair value per warrant | $ / shares			$ 0.12
Fair value of warrants | $			$ 1,628,000
Number of shares issued for each warrant		1
Number of warrants exercised | item		4
Term of warrants		12 months
Exercise price of warrants | $ / shares		$ 6.40							$ 6.40
Number of warrants exercised						13,559,300	13,559,300
Common shares exercised						3,389,825	3,389,825
Proceeds from exercise of warrants						$ 17,473,000	$ 21,695,000